Davis Opportunity Fund
Davis Financial Fund
Davis Real Estate Fund
Davis Balanced Fund
Davis Government Bond Fund
(part of Davis Series, Inc.)
March 31, 2025
The Equity Specialists

DAVIS SERIES, INC.
DAVIS OPPORTUNITY FUND
Schedule of Investments
March 31, 2025 (Unaudited)

	Shares	Value
COMMON STOCK – (98.52%)
COMMUNICATION SERVICES – (5.51%)
Media & Entertainment – (5.51%)
Alphabet Inc., Class C	50,740	$7,927,110
ASAC II L.P. *(a)(b)(c)	116,129	110,822
IAC Inc. *	51,780	2,378,773
Meta Platforms, Inc., Class A	22,888	13,191,728
Sea Limited, Class A, ADR (Singapore) *	44,810	5,847,257
Total Communication Services		29,455,690
CONSUMER DISCRETIONARY – (8.82%)
Consumer Discretionary Distribution & Retail – (3.39%)
Amazon.com, Inc. *	29,760	5,662,138
JD.com, Inc., Class A, ADR (China)	48,730	2,003,778
Prosus N.V., Class N (Netherlands)	225,000	10,453,304
		18,119,220
Consumer Services – (5.43%)
Delivery Hero SE (Germany) *	226,550	5,432,127
Meituan, Class B (China) *	283,500	5,704,719
MGM Resorts International *	548,600	16,260,504
Trip.com Group Ltd., ADR (China)	26,310	1,672,790
		29,070,140
Total Consumer Discretionary		47,189,360
CONSUMER STAPLES – (2.57%)
Food, Beverage & Tobacco – (2.57%)
Darling Ingredients Inc. *	244,256	7,630,557
Tyson Foods, Inc., Class A	95,800	6,112,998
Total Consumer Staples		13,743,555
ENERGY – (3.68%)
Tourmaline Oil Corp. (Canada)	408,100	19,681,137
Total Energy		19,681,137
FINANCIALS – (19.54%)
Banks – (3.52%)
U.S. Bancorp	445,640	18,814,921
Financial Services – (10.34%)
Consumer Finance – (6.99%)
Capital One Financial Corp.	208,430	37,371,499
Financial Services – (3.35%)
Berkshire Hathaway Inc., Class B *	33,653	17,922,915
		55,294,414
Insurance – (5.68%)
Property & Casualty Insurance – (5.68%)
Markel Group Inc. *	16,246	30,373,684
Total Financials		104,483,019
HEALTH CARE – (29.73%)
Health Care Equipment & Services – (25.24%)
Health Care Equipment & Supplies – (3.51%)
Solventum Corp. *	246,710	18,759,828
Health Care Providers & Services – (21.73%)
Cigna Group	69,052	22,718,108
CVS Health Corp.	388,669	26,332,325
Humana Inc.	74,085	19,602,891
Quest Diagnostics Inc.	224,891	38,051,557
UnitedHealth Group Inc.	18,095	9,477,256
		116,182,137
		134,941,965
Pharmaceuticals, Biotechnology & Life Sciences – (4.49%)
Viatris Inc.	2,758,960	24,030,542
Total Health Care		158,972,507
INDUSTRIALS – (13.72%)
Capital Goods – (11.00%)
AGCO Corp.	97,650	9,039,460
	Shares	Value
COMMON STOCK – (CONTINUED)
INDUSTRIALS – (CONTINUED)
Capital Goods – (Continued)
Johnson Controls International plc	137,402	$11,007,274
Owens Corning	107,280	15,321,730
Schneider Electric SE (France)	29,720	6,860,721
WESCO International, Inc.	106,760	16,579,828
		58,809,013
Transportation – (2.72%)
DiDi Global Inc., Class A, ADS (China) *	3,007,778	14,557,646
Total Industrials		73,366,659
INFORMATION TECHNOLOGY – (10.07%)
Semiconductors & Semiconductor Equipment – (3.77%)
Applied Materials, Inc.	81,020	11,757,623
Texas Instruments Inc.	46,842	8,417,507
		20,175,130
Software & Services – (5.32%)
AppLovin Corp., Class A *	24,670	6,536,810
Clear Secure, Inc., Class A	107,450	2,784,029
Microsoft Corp.	14,869	5,581,674
Oracle Corp.	48,810	6,824,126
SAP SE, ADR (Germany)	24,995	6,709,658
		28,436,297
Technology Hardware & Equipment – (0.98%)
Samsung Electronics Co., Ltd. (South Korea)	132,030	5,234,390
Total Information Technology		53,845,817
MATERIALS – (4.88%)
Teck Resources Ltd., Class B (Canada)	542,450	19,761,453
Vale S.A., ADR (Brazil)	633,870	6,326,023
Total Materials		26,087,476
TOTAL COMMON STOCK – (Identified cost $381,124,826)		526,825,220

	Principal	Value
SHORT-TERM INVESTMENTS – (1.52%)
Nomura Securities International, Inc. Joint Repurchase Agreement, 4.36%, 04/01/25 (d)	$3,253,000	$3,253,000
StoneX Financial Inc. Joint Repurchase Agreement, 4.36%, 04/01/25 (e)	4,868,000	4,868,000
TOTAL SHORT-TERM INVESTMENTS – (Identified cost $8,121,000)		8,121,000
Total Investments – (100.04%) – (Identified cost $389,245,826)		534,946,220
Liabilities Less Other Assets – (0.04%)		(218,971)
Net Assets – (100.00%)		$534,727,249

ADR:	American Depositary Receipt
ADS:	American Depositary Share

*	Non-income producing security.
(a)
Restricted securities are not registered under the Securities Act of 1933 and may have contractual restrictions on resale. They are fair valued under methods approved by the Pricing Committee. The aggregate value of restricted securities amounted to $110,822 or 0.02% of the Fund's net assets as of March 31, 2025.

(b)	The value of this security was determined using significant unobservable inputs.
(c)	Limited partnership units.

DAVIS SERIES, INC.
DAVIS OPPORTUNITY FUND
Schedule of Investments - (Continued)
March 31, 2025 (Unaudited)
(d)	Dated 03/31/25, repurchase value of $3,253,394 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 3.00%- 6.497%, 01/01/43-08/01/51, total fair value $3,318,060).
(e)
Dated 03/31/25, repurchase value of $4,868,590 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.00%-8.875%, 05/01/25-04/20/73, total fair value $4,965,360).

Please refer to “Notes to Schedule of Investments” on page 8 for the Fund's policy regarding valuation of investments.
For information regarding the Fund's other significant accounting policies, please refer to the Fund's most recent Financial Statements.

DAVIS SERIES, INC.
DAVIS GOVERNMENT BOND FUND
Schedule of Investments
March 31, 2025 (Unaudited)

	Principal	Value
MORTGAGES – (79.46%)
COLLATERALIZED MORTGAGE OBLIGATIONS – (54.29%)
Fannie Mae
4.8042% (30 day SOFR + 0.46%), 07/25/37 (a)	$7,546	$7,469
5.2642% (30 day SOFR + 0.92%), 12/25/39 (a)	488,285	492,582
4.8542% (30 day SOFR + 0.51%), 09/25/40 (a)	136,673	136,161
3.00%, 04/25/41	50,820	50,136
2.00%, 12/25/42	193,907	170,476
2.50%, 04/25/43	264,552	255,111
2.50%, 07/25/47	134,931	114,689
Freddie Mac
2.00%, 06/15/28	43,468	42,884
2.50%, 01/15/29	35,815	35,231
4.9632% (30 day SOFR + 0.61%), 08/15/40 (a)	51,648	51,605
4.8132% (30 day SOFR + 0.46%), 09/15/43 (a)	123,566	122,643
Ginnie Mae
4.7558%, 06/20/31	29,821	29,837
4.00%, 09/20/39	14,496	14,303
1.00%, 12/20/42	50,236	42,256
2.40%, 10/16/50	276,902	240,115
1.00%, 06/20/51	830,725	634,619
2.60%, 03/16/52	100,475	91,763
2.70%, 06/16/58	459,105	425,802
4.9931% (1 mo. SOFR + 0.68%), 04/20/62 (a)	396,434	396,945
5.0431% (1 mo. SOFR + 0.73%), 09/20/64 (a)	333,962	333,260
2.25%, 07/20/65	76,720	73,762
2.25%, 03/20/66	510,500	495,770
4.8944% (30 day SOFR + 0.55%), 02/20/67 (a)	976,132	967,806
2.25%, 08/20/69	203,897	195,954
5.4944% (30 day SOFR + 1.15%), 02/20/71 (a)	1,759,564	1,769,694
4.5653%, 12/20/71	1,034,182	1,032,941
4.7041%, 05/20/73	914,638	911,019
Total Collateralized Mortgage Obligations		9,134,833
FANNIE MAE POOLS – (15.42%)
3.57%, 11/01/25, Pool No. BL0533	1,500,000	1,489,798
4.00%, 05/01/29, Pool No. AL7358	45,256	44,986
2.00%, 08/01/30, Pool No. AX9709	116,729	108,945
3.50%, 03/01/32, Pool No. MA1010	164,811	159,220
6.50%, 07/01/32, Pool No. 635069	33	33
6.00%, 09/01/37, Pool No. 888796	16,724	16,524
5.15% (30 day SOFR + 2.36%), 06/01/53, Pool No. BY1543 (a)	765,600	775,870
Total Fannie Mae Pools		2,595,376
FREDDIE MAC POOLS – (7.07%)
3.00%, 09/01/27, Pool No. U70063	76,566	75,619
2.50%, 09/01/31, Pool No. G18611	297,187	282,514
5.80% (30 day SOFR + 2.204%), 04/01/54, Pool No. 841736 (a)	810,090	830,917
Total Freddie Mac Pools		1,189,050
GINNIE MAE POOLS – (2.68%)
5.154%, 12/20/61, Pool No. 756740	462	464
	Principal	Value
MORTGAGES – (CONTINUED)
GINNIE MAE POOLS – (CONTINUED)
4.631%, 07/20/67, Pool No. BB0084	$297,190	$295,598
4.456%, 04/20/70, Pool No. BT6816	156,252	155,154
Total Ginnie Mae Pools		451,216
TOTAL MORTGAGES – (Identified cost $13,786,585)		13,370,475
SMALL BUSINESS ADMINISTRATION – (11.51%)
4.85% (Prime Rate – 2.65%), 10/25/28, Pool No. 510194 (a)	144,961	144,232
6.825% (Prime Rate – 0.675%), 09/25/30, Pool No. 510685 (a)	86,645	88,649
8.285% (Prime Rate + 0.785%), 10/25/30, Pool No. 522619 (a)	233,985	246,269
7.70% (Prime Rate + 0.20%), 01/25/32, Pool No. 530037 (a)	737,840	762,447
7.825% (Prime Rate + 0.325%), 05/25/32, Pool No. 510690 (a)	88,379	93,685
6.50% (Prime Rate – 1.00%), 10/25/32, Pool No. 530180 (a)	582,563	601,753
TOTAL SMALL BUSINESS ADMINISTRATION – (Identified cost $1,934,934)		1,937,035
SHORT-TERM INVESTMENTS – (7.50%)
Nomura Securities International, Inc. Joint Repurchase Agreement, 4.36%, 04/01/25 (b)	505,000	505,000
StoneX Financial Inc. Joint Repurchase Agreement, 4.36%, 04/01/25 (c)	757,000	757,000
TOTAL SHORT-TERM INVESTMENTS – (Identified cost $1,262,000)		1,262,000
Total Investments – (98.47%) – (Identified cost $16,983,519)		16,569,510
Other Assets Less Liabilities – (1.53%)		257,227
Net Assets – (100.00%)		$16,826,737

SOFR:	Secured Overnight Financing Rate

(a)	The interest rates on floating rate securities, shown as of March 31, 2025, may change daily or less frequently and are based on a published reference rate and basis point spread.
(b)	Dated 03/31/25, repurchase value of $505,061 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 3.00%- 6.00%, 03/01/35-11/01/54, total fair value $515,100).
(c)	Dated 03/31/25, repurchase value of $757,092 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.00%-8.875%, 05/01/25-04/20/73, total fair value $772,140).
Please refer to “Notes to Schedule of Investments” on page 8 for the Fund's policy regarding valuation of investments.
For information regarding the Fund's other significant accounting policies, please refer to the Fund's most recent Financial Statements.

DAVIS SERIES, INC.
DAVIS FINANCIAL FUND
Schedule of Investments
March 31, 2025 (Unaudited)

	Shares	Value
COMMON STOCK – (99.22%)
CONSUMER DISCRETIONARY – (2.59%)
Consumer Discretionary Distribution & Retail – (2.59%)
Prosus N.V., Class N (Netherlands)	566,685	$26,327,693
Total Consumer Discretionary		26,327,693
FINANCIALS – (96.63%)
Banks – (44.26%)
Bank of America Corp.	581,400	24,261,822
Bank of N.T. Butterfield & Son Ltd. (Bermuda)	302,372	11,768,318
Danske Bank A/S (Denmark)	1,114,720	36,486,342
DBS Group Holdings Ltd. (Singapore)	1,300,897	44,674,513
DNB Bank ASA (Norway)	706,366	18,586,371
Fifth Third Bancorp	1,317,490	51,645,608
JPMorgan Chase & Co.	312,214	76,586,094
Metro Bank Holdings PLC (United Kingdom) *	3,420,765	3,924,231
PNC Financial Services Group, Inc.	243,176	42,743,046
U.S. Bancorp	1,049,488	44,309,383
Wells Fargo & Co.	1,313,079	94,265,941
		449,251,669
Financial Services – (35.56%)
Capital Markets – (11.11%)
Bank of New York Mellon Corp.	680,121	57,041,748
Charles Schwab Corp.	135,868	10,635,747
Julius Baer Group Ltd. (Switzerland)	649,704	45,034,889
		112,712,384
Consumer Finance – (14.46%)
American Express Co.	121,302	32,636,303
Capital One Financial Corp.	636,781	114,174,833
		146,811,136
Financial Services – (9.99%)
Berkshire Hathaway Inc., Class A *	73	58,286,237
Exor N.V. (Netherlands)	279,500	25,382,259
Rocket Companies, Inc., Class A	1,469,449	17,736,250
		101,404,746
		360,928,266
Insurance – (16.81%)
Life & Health Insurance – (0.68%)
Ping An Insurance (Group) Co. of China, Ltd. - H (China)	1,166,800	6,964,572
Property & Casualty Insurance – (13.30%)
Chubb Ltd.	165,298	49,918,343
Loews Corp.	330,096	30,339,124
Markel Group Inc. *	29,271	54,725,354
		134,982,821
	Shares	Value
COMMON STOCK – (CONTINUED)
FINANCIALS – (CONTINUED)
Insurance – (Continued)
Reinsurance – (2.83%)
Everest Group, Ltd.	23,011	$8,360,586
RenaissanceRe Holdings Ltd.	84,940	20,385,600
		28,746,186
		170,693,579
Total Financials		980,873,514
TOTAL COMMON STOCK – (Identified cost $466,452,018)		1,007,201,207

	Principal	Value
SHORT-TERM INVESTMENTS – (0.25%)
Nomura Securities International, Inc. Joint Repurchase Agreement, 4.36%, 04/01/25 (a)	$1,013,000	$1,013,000
StoneX Financial Inc. Joint Repurchase Agreement, 4.36%, 04/01/25 (b)	1,517,000	1,517,000
TOTAL SHORT-TERM INVESTMENTS – (Identified cost $2,530,000)		2,530,000
Total Investments – (99.47%) – (Identified cost $468,982,018)		1,009,731,207
Other Assets Less Liabilities – (0.53%)		5,392,759
Net Assets – (100.00%)		$1,015,123,966

*	Non-income producing security.
(a)	Dated 03/31/25, repurchase value of $1,013,123 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 5.293%-6.50%, 08/01/29-01/01/53, total fair value $1,033,260).
(b)
Dated 03/31/25, repurchase value of $1,517,184 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash ccount, 0.00%-8.875%, 05/01/25-04/20/73, total fair value $1,547,340).

Please refer to “Notes to Schedule of Investments” on page 8 for the Fund's policy regarding valuation of investments.
For information regarding the Fund's other significant accounting policies, please refer to the Fund's most recent Financial Statements.

DAVIS SERIES, INC.
DAVIS BALANCED FUND
Schedule of Investments
March 31, 2025 (Unaudited)

	Shares	Value
COMMON STOCK – (76.78%)
COMMUNICATION SERVICES – (4.01%)
Media & Entertainment – (4.01%)
Alphabet Inc., Class C	34,010	$5,313,382
Meta Platforms, Inc., Class A	8,752	5,044,303
Total Communication Services		10,357,685
CONSUMER DISCRETIONARY – (3.24%)
Consumer Discretionary Distribution & Retail – (3.24%)
Amazon.com, Inc. *	44,080	8,386,661
Total Consumer Discretionary		8,386,661
ENERGY – (1.83%)
Tourmaline Oil Corp. (Canada)	98,280	4,739,677
Total Energy		4,739,677
FINANCIALS – (34.34%)
Banks – (9.20%)
Danske Bank A/S (Denmark)	150,800	4,935,895
DBS Group Holdings Ltd. (Singapore)	210,417	7,225,996
JPMorgan Chase & Co.	18,613	4,565,769
U.S. Bancorp	32,635	1,377,850
Wells Fargo & Co.	79,238	5,688,496
		23,794,006
Financial Services – (19.72%)
Capital Markets – (5.02%)
Bank of New York Mellon Corp.	69,280	5,810,514
Julius Baer Group Ltd. (Switzerland)	103,520	7,175,593
		12,986,107
Consumer Finance – (5.78%)
Capital One Financial Corp.	83,261	14,928,697
Financial Services – (8.92%)
Berkshire Hathaway Inc., Class B *	43,296	23,058,584
		50,973,388
Insurance – (5.42%)
Life & Health Insurance – (0.83%)
AIA Group Ltd. (Hong Kong)	284,360	2,152,567
Property & Casualty Insurance – (4.59%)
Chubb Ltd.	22,955	6,932,181
Markel Group Inc. *	2,640	4,935,770
		11,867,951
		14,020,518
Total Financials		88,787,912
HEALTH CARE – (20.98%)
Health Care Equipment & Services – (17.81%)
Cigna Group	16,380	5,389,020
CVS Health Corp.	180,220	12,209,905
Humana Inc.	27,630	7,310,898
Quest Diagnostics Inc.	74,140	12,544,488
Solventum Corp. *	113,020	8,594,041
		46,048,352
Pharmaceuticals, Biotechnology & Life Sciences – (3.17%)
Viatris Inc.	940,070	8,188,010
Total Health Care		54,236,362
INDUSTRIALS – (4.30%)
Capital Goods – (4.30%)
AGCO Corp.	36,040	3,336,223
Johnson Controls International plc	29,977	2,401,457
Owens Corning	37,600	5,370,032
Total Industrials		11,107,712
	Shares	Value
COMMON STOCK – (CONTINUED)
INFORMATION TECHNOLOGY – (6.93%)
Semiconductors & Semiconductor Equipment – (5.71%)
Applied Materials, Inc.	68,908	$9,999,929
Texas Instruments Inc.	26,473	4,757,198
		14,757,127
Software & Services – (1.22%)
Microsoft Corp.	8,411	3,157,405
Total Information Technology		17,914,532
MATERIALS – (1.15%)
Vale S.A., ADR (Brazil)	296,950	2,963,561
Total Materials		2,963,561
TOTAL COMMON STOCK – (Identified cost $123,020,073)		198,494,102

	Principal	Value
ASSET-BACKED – (0.38%)
Montana Higher Education Student Assistance Corp., Series 12-1, Class A3, 5.5088% (30 day SOFR +1.16%), 07/20/43 (a)	$970,568	$969,655
TOTAL ASSET-BACKED – (Identified cost $971,725)		969,655
CORPORATE BONDS – (2.01%)
FINANCIALS – (1.36%)
Financial Services – (1.36%)
Capital Markets – (1.36%)
Goldman Sachs Group, Inc., Sr. Notes, 5.1307% (SOFR + 0.81%), 03/09/27 (a)	3,500,000	3,510,755
Total Financials		3,510,755
HEALTH CARE – (0.65%)
Pharmaceuticals, Biotechnology & Life Sciences – (0.65%)
Viatris Inc., Sr. Notes, 2.70%, 06/22/30	1,925,000	1,677,158
Total Health Care		1,677,158
TOTAL CORPORATE BONDS – (Identified cost $5,427,100)		5,187,913
MORTGAGES – (9.49%)
Brean Asset Backed Securities Trust
1.75%, 10/25/61, Series 2021-RM2, Class A, 144A (b)	498,148	471,826
1.75%, 02/25/62, Series 2022-RM3, Class A, 144A (b)	947,476	872,473
1.40%, 10/25/63, Series 2021-RM1, Class A, 144A (b)	1,679,093	1,542,612
Fannie Mae
4.50%, 10/01/33, Pool No. AL8809	483,007	488,876
5.00%, 07/25/51, Series 24-90	1,885,206	1,891,981
5.394% (30 day SOFR +2.254%), 05/01/53, Pool No. BM7225 (a)	1,679,183	1,696,942
4.662% (30 day SOFR +2.219%), 06/01/54, Pool No. BM7528 (a)	2,996,831	2,932,037
5.878% (30 day SOFR +2.285%), 11/01/54, Pool No. BM7583 (a)	1,893,737	1,942,008
Freddie Mac
2.00%, 10/25/40, Series 5028	270,866	257,490
5.00%, 06/01/44, Pool No. G60660	713,131	722,684
5.50%, 06/25/50, Series 5386	2,264,407	2,271,049
Ginnie Mae
6.00%, 08/20/34, Series 2023-147	1,805,283	1,823,741
6.00%, 07/20/37, Series 2023-111	1,051,485	1,054,990
6.50%, 05/20/53, Pool No. MA8881	1,318,745	1,351,256
6.00%, 10/20/59, Series 2023-136	813,655	826,331
7.00%, 12/20/62, Series 2022-207	683,364	713,615

DAVIS SERIES, INC.
DAVIS BALANCED FUND
Schedule of Investments - (Continued)
March 31, 2025 (Unaudited)
	Principal	Value
MORTGAGES – (CONTINUED)
Ginnie Mae − (Continued)
5.6731% (1 mo. SOFR + 1.36%), 09/20/70, Series 2020-H16 (a)	$1,136,645	$1,156,145
4.736%, 08/20/73, Pool No. 786935	1,499,314	1,469,541
3.93%, 09/20/73, Pool No. 787068	1,100,512	1,054,547
TOTAL MORTGAGES – (Identified cost $24,492,679)		24,540,144
MUNICIPAL BONDS – (0.43%)
American Eagle Northwest, LLC, Washington Military Housing Revenue Taxable Bonds, Series 2005-A, 5.48%, 12/15/28	1,125,000	1,119,231
TOTAL MUNICIPAL BONDS – (Identified cost $1,196,204)		1,119,231
SMALL BUSINESS ADMINISTRATION – (1.68%)
5.10% (Prime Rate – 2.40%), 01/25/33, Pool No. 530285 (a)	331,141	330,813
5.10% (Prime Rate – 2.40%), 01/25/33, Pool No. 530303 (a)	1,130,708	1,136,011
5.15% (Prime Rate – 2.35%), 11/25/33, Pool No. 530455 (a)	2,849,842	2,868,623
TOTAL SMALL BUSINESS ADMINISTRATION – (Identified cost $4,315,086)		4,335,447
SHORT-TERM INVESTMENTS – (8.81%)
Nomura Securities International, Inc. Joint Repurchase Agreement, 4.36%, 04/01/25 (c)	9,126,000	9,126,000
StoneX Financial Inc. Joint Repurchase Agreement, 4.36%, 04/01/25 (d)	13,659,000	13,659,000
TOTAL SHORT-TERM INVESTMENTS – (Identified cost $22,785,000)		22,785,000
Total Investments – (99.58%) – (Identified cost $182,207,867)		257,431,492
Other Assets Less Liabilities – (0.42%)		1,077,934
Net Assets – (100.00%)		$258,509,426

ADR:	American Depositary Receipt
SOFR:	Secured Overnight Financing Rate

*	Non-income producing security.
(a)	The interest rates on floating rate securities, shown as of March 31, 2025, may change daily or less frequently and are based on a published reference rate and basis point spread.
(b)
These securities are subject to Rule 144A. The Pricing Committee of the
Fund has determined that there is sufficient liquidity in these securities to realize current valuations. These securities amounted to $2,886,911 or
1.12% of the Fund’s net assets as of March 31, 2025.

(c)	Dated 03/31/25, repurchase value of $9,127,105 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 2.50%- 7.50%, 12/01/32-10/01/54, total fair value $9,308,520).
(d)
Dated 03/31/25, repurchase value of $13,660,654 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash ccount, 0.00%-8.875%, 05/01/25-04/20/73, total fair value $13,932,180).

Please refer to “Notes to Schedule of Investments” on page 8 for the Fund's policy regarding valuation of investments.
For information regarding the Fund's other significant accounting policies, please refer to the Fund's most recent Financial Statements.

DAVIS SERIES, INC.
DAVIS REAL ESTATE FUND
Schedule of Investments
March 31, 2025 (Unaudited)

	Shares	Value
COMMON STOCK – (98.37%)
REAL ESTATE – (98.37%)
Equity Real Estate Investment Trusts (REITs) – (98.37%)
Health Care REITs – (12.47%)
Alexandria Real Estate Equities, Inc.	65,183	$6,030,079
Community Healthcare Trust, Inc.	133,950	2,432,532
Healthpeak Properties, Inc.	106,610	2,155,654
Ventas, Inc.	116,190	7,989,225
		18,607,490
Hotel & Resort REITs – (2.34%)
Sunstone Hotel Investors, Inc.	371,010	3,491,204
Industrial REITs – (14.26%)
EastGroup Properties, Inc.	19,950	3,514,192
Prologis, Inc.	79,146	8,847,731
Rexford Industrial Realty, Inc.	159,798	6,256,092
Terreno Realty Corp.	42,249	2,670,982
		21,288,997
Office REITs – (15.34%)
BXP, Inc.	91,326	6,136,194
Cousins Properties, Inc.	203,469	6,002,335
Derwent London plc (United Kingdom)	83,700	1,994,352
Douglas Emmett, Inc.	119,510	1,912,160
Great Portland Estates plc (United Kingdom)	585,306	2,252,831
Highwoods Properties, Inc.	53,610	1,589,000
Hudson Pacific Properties, Inc. *	1,020,940	3,011,773
		22,898,645
Residential REITs – (19.84%)
American Homes 4 Rent, Class A	110,770	4,188,214
AvalonBay Communities, Inc.	24,818	5,326,439
Camden Property Trust	36,335	4,443,771
Equity Residential	46,970	3,362,113
Essex Property Trust, Inc.	13,004	3,986,636
Mid-America Apartment Communities, Inc.	22,750	3,812,445
Sun Communities, Inc.	11,280	1,451,059
UDR, Inc.	67,320	3,040,844
		29,611,521
Retail REITs – (11.61%)
Brixmor Property Group, Inc.	227,110	6,029,771
Federal Realty Investment Trust	14,129	1,382,099
NETSTREIT Corp.	51,640	818,494
Regency Centers Corp.	52,390	3,864,286
Simon Property Group, Inc.	31,565	5,242,315
		17,336,965
Specialized REITs – (22.51%)
American Tower Corp.	40,120	8,730,112
	Shares	Value
COMMON STOCK – (CONTINUED)
REAL ESTATE – (CONTINUED)
Equity Real Estate Investment Trusts (REITs) – (Continued)
Specialized REITs – (Continued)
Crown Castle Inc.	18,220	$1,899,071
Digital Realty Trust, Inc.	30,175	4,323,776
Equinix, Inc.	7,135	5,817,522
Extra Space Storage Inc.	27,659	4,107,085
Public Storage	21,511	6,438,027
VICI Properties Inc.	70,100	2,286,662
		33,602,255
Total Real Estate		146,837,077
TOTAL COMMON STOCK – (Identified cost $123,518,863)		146,837,077

	Principal	Value
SHORT-TERM INVESTMENTS – (1.29%)
Nomura Securities International, Inc. Joint Repurchase Agreement, 4.36%, 04/01/25 (a)	$772,000	$772,000
StoneX Financial Inc. Joint Repurchase Agreement, 4.36%, 04/01/25 (b)	1,155,000	1,155,000
TOTAL SHORT-TERM INVESTMENTS – (Identified cost $1,927,000)		1,927,000
Total Investments – (99.66%) – (Identified cost $125,445,863)		148,764,077
Other Assets Less Liabilities – (0.34%)		500,802
Net Assets – (100.00%)		$149,264,879

*	Non-income producing security.
(a)	Dated 03/31/25, repurchase value of $772,094 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 3.00%- 6.50%, 12/01/34-03/01/55, total fair value $787,440).
(b)
Dated 03/31/25, repurchase value of $1,155,140 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.00%-8.875%, 05/01/25-04/20/73, total fair value $1,178,100).

Please refer to “Notes to Schedule of Investments” on page 8 for the Fund's policy regarding valuation of investments.
For information regarding the Fund's other significant accounting policies, please refer to the Fund's most recent Financial Statements.

DAVIS SERIES, INC.
Notes to Schedule of Investments
March 31, 2025 (Unaudited)
Security Valuation - The Funds’ Board of Directors has designated Davis Selected Advisers, L.P. (“Adviser”), the Funds' investment adviser, as the valuation designee for the Funds. The Adviser has established a Pricing Committee to carry out the day-to-day valuation activities for the Funds. The Funds calculate the net asset value of their shares as of the close of the New York Stock Exchange (“Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed on the Exchange (and other national exchanges including NASDAQ) are valued at the last reported sales price on the day of valuation. Listed securities for which no sale was reported on that date are valued at the last quoted bid price. Securities traded on foreign exchanges are valued based upon the last sales price on the principal exchange on which the security is traded prior to the time when the Funds’ assets are valued. Fixed income securities with more than 60 days to maturity are generally valued using evaluated prices or matrix pricing methods determined by an independent pricing service which takes into consideration factors such as yield, maturity, liquidity, ratings, and traded prices in identical or similar securities. Securities (including restricted securities) for which market quotations are not readily available or securities whose values have been materially affected by what the Adviser identifies as a significant event occurring before the Funds’ assets are valued, but after the close of their respective exchanges, will be fair valued using a fair valuation methodology applicable to the security type or the significant event as previously approved by the Pricing Committee. The Pricing Committee considers all facts it deems relevant that are reasonably available, through either public information or information available to the Adviser’s portfolio management team, when determining the fair value of a security. To assess the appropriateness of security valuations, the Pricing Committee may consider (i) comparing prior day prices and/or prices of comparable securities; (ii) comparing sale prices to the prior or current day prices and challenge those prices exceeding certain tolerance levels with the third-party pricing service or broker source; (iii) new rounds of financing; (iv) the performance of the market or the issuer’s industry; (v) the liquidity of the security; (vi) the size of the holding in a fund; and/or (vii) any other appropriate information. The determination of a security’s fair value price often involves the consideration of a number of subjective factors and is therefore subject to the unavoidable risk that the value assigned to a security may be higher or lower than the security’s value would be if a reliable market quotation for the security was readily available.
Short-term investments purchased within 60 days to maturity and of sufficient credit quality are valued at amortized cost, which approximates fair value.
On a quarterly basis, the Board of Directors receives reports of valuation actions taken by the Pricing Committee. On at least an annual basis, the Board of Directors receives an assessment of the adequacy and effectiveness of the Adviser’s process for determining the fair value of the Funds’ investments.
Fair Value Measurements - Fair value is defined as the price that the Funds would receive upon selling an investment in an orderly transaction to an independent buyer in the principal market for the investment. Various inputs are used to determine the fair value of the Funds’ investments. These inputs are summarized in the three broad levels listed below.
Level 1 −
quoted prices in active markets for identical securities
Level 2 −
other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 −
significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Funds can obtain the fair value assigned to a security if they were to sell the security.

DAVIS SERIES, INC.
Notes to Schedule of Investments - (Continued)
March 31, 2025 (Unaudited)
Security Valuation - (Continued)
Fair Value Measurements - (Continued)
The following is a summary of the inputs used as of March 31, 2025 in valuing each Fund's investments carried at value:

	Investments in Securities at Value
	Davis Opportunity Fund	Davis Government Bond Fund	Davis Financial Fund	Davis Balanced Fund	Davis Real Estate Fund
Valuation Inputs
Level 1 – Quoted Prices:
Common Stock:
Communication Services	$29,344,868	$–	$–	$10,357,685	$–
Consumer Discretionary	25,599,210	–	–	8,386,661	–
Consumer Staples	13,743,555	–	–	–	–
Energy	19,681,137	–	–	4,739,677	–
Financials	104,483,019	–	799,820,337	67,297,861	–
Health Care	158,972,507	–	–	54,236,362	–
Industrials	66,505,938	–	–	11,107,712	–
Information Technology	48,611,427	–	–	17,914,532	–
Materials	26,087,476	–	–	2,963,561	–
Real Estate	–	–	–	–	142,589,894
Total Level 1	493,029,137	–	799,820,337	177,004,051	142,589,894
Level 2 – Other Significant Observable Inputs:
Common Stock:*
Consumer Discretionary	21,590,150	–	26,327,693	–	–
Financials	–	–	181,053,177	21,490,051	–
Industrials	6,860,721	–	–	–	–
Information Technology	5,234,390	–	–	–	–
Real Estate	–	–	–	–	4,247,183
Debt securities issued by U.S. Treasury and U.S. Government corporations and agencies:
Short-term	–	1,489,798	–	–	–
Asset-Backed	–	–	–	969,655	–
Corporate Bonds	–	–	–	5,187,913	–
Mortgages	–	11,880,677	–	24,540,144	–
Municipal Bonds	–	–	–	1,119,231	–
Small Business Administration	–	1,937,035	–	4,335,447	–
Short-Term Investments	8,121,000	1,262,000	2,530,000	22,785,000	1,927,000
Total Level 2	41,806,261	16,569,510	209,910,870	80,427,441	6,174,183
Level 3 – Significant Unobservable Inputs:
Common Stock:
Communication Services	110,822	–	–	–	–
Total Level 3	110,822	–	–	–	–
Total Investments	$534,946,220	$16,569,510	$1,009,731,207	$257,431,492	$148,764,077

*	Includes certain securities trading primarily outside the U.S. whose value the Fund adjusted as a result of significant market movements following the close of local trading.
The following table reconciles the valuation of assets in which significant unobservable inputs (Level 3) were used in determining fair value during the three months ended March 31, 2025. The net change in unrealized appreciation (depreciation) during the period on Level 3 securities still held at March 31, 2025 was $0 for Davis Opportunity Fund. The cost of purchases or proceeds from sales may include securities received or delivered through corporate actions or exchanges.

DAVIS SERIES, INC.
Notes to Schedule of Investments - (Continued)
March 31, 2025 (Unaudited)
Security Valuation - (Continued)
Fair Value Measurements - (Continued)

	Beginning Balance at January 1, 2025	Cost of Purchases	Proceeds from Sales	Net Change in Unrealized Appreciation (Depreciation)	Net Realized Gain (Loss)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at March 31, 2025
Davis Opportunity Fund
Investments in Securities:
Common Stock	$110,822	$–	$–	$–	$–	$–	$–	$110,822
Total Level 3	$110,822	$–	$–	$–	$–	$–	$–	$110,822
The following table is a summary of those assets in which significant unobservable inputs (Level 3) were used by the Adviser in determining fair value. Note that these amounts exclude any valuations provided by a pricing service or broker.

	Fair Value at March 31, 2025	Valuation Technique	Unobservable Input	Amount	Impact to Valuation from an Increase in Input
Davis Opportunity Fund
Investments in Securities:
Common Stock	$110,822	Income Approach / Discounted Cash Flow	Annualized Yield	5.188%	Decrease
Total Level 3	$110,822
The significant unobservable input listed in the above table is used in the fair value measurement of common stock, and if changed, would affect the fair value of the Fund's investments. The “Impact to Valuation from an Increase in Input” represents the change in fair value measurement resulting from an increase in the corresponding input. A decrease in the input would have the opposite effect.
Federal Income Taxes
At March 31, 2025, the aggregate cost of investments and unrealized appreciation (depreciation) for federal income tax purposes were as follows:

	Davis Opportunity Fund	Davis Government Bond Fund	Davis Financial Fund	Davis Balanced Fund	Davis Real Estate Fund
Cost	$389,563,697	$16,983,519	$470,146,000	$182,347,504	$127,508,737

Unrealized appreciation	195,149,092	48,418	547,517,372	82,393,455	32,988,181
Unrealized depreciation	(49,766,569)	(462,427)	(7,932,165)	(7,309,467)	(11,732,841)
Net unrealized appreciation (depreciation)	$145,382,523	$(414,009)	$539,585,207	$75,083,988	$21,255,340